INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS, LIABILITIES AND VALUATION ALLOWANCE

The Company’s net deferred tax assets, liabilities and valuation allowance as of December 31, 2020 and 2019 are summarized as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$9,700,000	$7,800,000
Stock-based compensation	4,070,000	3,880,000
Research & development tax credits	358,000	358,000
Total deferred tax assets	14,128,000	12,038,000

Deferred tax liabilities:
Intangible assets	(30,000)	(26,000)
Total deferred tax liabilities	(30,000)	(26,000)

Net deferred tax assets	14,098,000	12,012,000

Valuation allowance	$(14,098,000)	$(12,012,000)

Deferred tax asset, net of valuation allowance	$-	$-

Change in valuation allowance	$(2,086,000)	$(3,834,000)

SCHEDULE OF INCOME TAX PROVISION (BENEFIT)

The income tax provision (benefit) as of December 31, 2020 and 2019 consists of the following:

December 31,
	2020	2019
Federal:
Current	$-	$-
Deferred	-	-

State and local:
Current	-	-
Deferred	-	-

Total income tax provision (benefit)	$-	$-

SCHEDULE OF STATUTORY FEDERAL INCOME TAX RATE

A reconciliation of the statutory federal income tax benefit to actual tax benefit for the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Federal statutory blended income tax rates	(21)%	(21)%
State statutory income tax rate, net of federal benefit	(5)	(5)
Permanent differences	7.6	0.1
True-ups and other	-	(0.3)
Change in valuation allowance	18.4	26.2
Effective tax rate	-%	-%